INCOME TAX - Changes in net deferred tax liability (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Changes in net deferred tax liability
Balance, beginning of year	$ (399,406)	$ 633,145
Deferred tax recovery (expense) recognized in net income	8,175,750	(36,572)
Other	(22,133)
Deferred tax expense recognized in equity	(3,012,047)
Deferred tax expense recognized in other comprehensive income	(5,327,145)	(995,979)
Balance, end of year	$ (584,981)	$ (399,406)